                                                 File Nos. 33-60275 and 811-1677

   As filed with the Securities and Exchange Commission on October 11, 1995
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-14

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /   /
                                                              ----
          Pre-Effective Amendment No. __                      /   /
                                                              ----
          Post-Effective Amendment No. 1                      / X /
                                                              ----
                        (Check appropriate box or boxes)

                          JOHN HANCOCK CAPITAL SERIES
               (Exact name of registrant as specified in charter)

            101 Huntington Avenue, Boston, Massachusetts   02199-7603
              (Address of principal executive office)      (Zip Code)

                                 (617) 375-1700
              (Registrant's Telephone Number, including Area Code)

                                With a copy to:

    Thomas H. Drohan                             Jeffrey N. Carp, Esq.
    John Hancock Advisors, Inc.                  Hale and Dorr
    101 Huntington Avenue                        60 State Street
    Boston, MA 02199                             Boston, MA 02109
                    (Name and address of agent for service)

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.



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                           JOHN HANCOCK CAPITAL SERIES

                     STATEMENT OF INCORPORATION BY REFERENCE

The Cross-Reference Sheet, Part A, Part B and Part C of the registrant's registration statement on Form N-14, File Nos. 33-60275 and 811-1677, dated June 15, 1995, are incorporated by reference in their entirety herein.




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                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment No. 1 ("PEA No. 1") to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this PEA No. 1 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 11th day of October, 1995.

                                             JOHN HANCOCK CAPITAL SERIES

                                             By:            *
                                                -------------------------
                                                Edward J. Boudreau, Jr.
                                                Chairman

        Pursuant to the requirements of the Securities Act of 1933, the PEA No. 1 has been signed below by the following persons in the capacities and on the dates indicated.

       SIGNATURE                             TITLE                             DATE
       ---------                             -----                             ----

           *                        Chairman
----------------------------        (Principal Executive Officer)
Edward J. Boudreau, Jr.


/s/James B. Little                  Senior Vice President and Chief            October 11, 1995
----------------------------        Financial Officer (Principal
James B. Little                     Financial and Accounting Officer)



           *                        Trustee
----------------------------
Dennis S. Aronowitz


           *                        Trustee
----------------------------
Richard P. Chapman


           *                        Trustee
----------------------------
William J. Cosgrove


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
       SIGNATURE                             TITLE                             DATE
       ---------                             -----                             ----

           *                        Trustee
----------------------------
Gail D. Fosler

           *                        Trustee
----------------------------
Bayard Henry


           *                        Trustee
----------------------------
Richard S. Scipione


           *                        Trustee
----------------------------
Edward J. Spellman


*By:     /s/Thomas H. Drohan                                                   October 11, 1995
         -------------------
         Thomas H. Drohan,
         Attorney-in-Fact


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                                  EXHIBIT INDEX



Exhibit 12

         Opinion and consent of counsel supporting the tax matters and consequences to shareholders.